COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2016	$ 1,002
2017	262
2018	615
2019	257
2020 and onwards	98
Total minimum lease payments	$ 2,234